Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary Of The Allocation Of The Purchase Price
The following table summarizes the allocation of the purchase price:

(Stated in thousands of Canadian dollars)
Cash	$10,200
Accounts payable and accrued liabilities	27,300
Fair value of consideration transferred	$37,500

Acquired Assets
Rig equipment	$32,796
Vehicles	900
Buildings	1,457
Land	2,347
Right-of-use assets	6,990
Assumed Liabilities
Lease obligations	(6,990)
Fair value of Acquired Net Assets	$37,500